Restricted Net Assets (Narrative) (Details) - Company's subsidiaries, VIEs and subsidiaries of VIEs incorporated in PRC [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Schedule of Restricted Net Assets [Line Items]
Portion of after-tax profit to be allocated to general reserve fund under PRC law (as a percent)	10.00%
Required general reserve/registered capital ratio to de-force compulsory net profit allocation to general reserve (as a percent)	50.00%
Restricted net assets	¥ 551.8	$ 79.5	¥ 549.9